Organization And Basis Of Presentation	8 Months Ended	12 Months Ended
	Oct. 31, 2018	Jan. 31, 2018
Accounting Policies [Abstract]
Organization and Basis of Presentation

NOTE 1 -ORGANIZATION AND BASIS OF PRESENTATION

Apotheca Biosciences is a medical device company developing engineering and device solutions for cannabinoid medical technologies. The company is incorporated in Nevada as a Corporation with principal business in Saint Petersburg, FL. The company develops, license and market cannabinoid technologies to various market sectors.

Apotheca Biosciences is developing cutting-edge medical products, nutraceuticals, formulation and delivery technologies for the healthcare and consumer care industry. Our pipeline of products includes, transdermal, sublingual, and nasal delivery technologies for precise and controlled dosing of cannabinoids. We believe that we can deliver meaningful benefits using our technologies to the world’s aging population.

The last two decades of research have brought a tremendous improvement in knowledge of the endocannabinoid system (eCB system) components and functions under physiological and pathological conditions. The eCB is a neuromodulatory system consists of two subtypes of cannabinoid receptors, CB1 and CB2

Vision

Apotheca Biosciences is positioning to be global leader in discovering new cannabinoid medical technologies to make life better and healthier

Mission

To contribute to human welfare through innovative biomedical engineering solutions; to deliver cannabinoid actives that relieve pain, restore health, and longevity of millions of patients around the world.

Core values:

•	Bring cost-effective and meaningful medical care to patients

•	Build an environment of creativity and transform new ideas into breakthrough technologies and devices

•	Pursue innovative engineering solutions that challenge established thinking

•	Change and act with speed via scientific collaboration, partnership and a winning spirit

Apotheca Biosciences, Inc. (the "Company") was originally incorporated in the State of Nevada on October 6, 2014, under the name Pacificorp Holdings, Ltd. On June 2, 2017 the Company entered into a short form Merger Agreement with the Company’s wholly owned subsidiary in order to effect the change of their corporate name. The name change was effected through a parent/subsidiary short-form merger of the Company and its wholly-owned subsidiary, Cannabis Leaf Incorporated., a Nevada Corporation (the “Subsidiary”), under Section 92A.180 of the Nevada Revised Statutes (“NRS”). Pursuant to an Agreement of Merger, dated June 2, 2017, between the Company and the Subsidiary, effective June 7, 2017, the Subsidiary merged with and into the Company and ceased to exist (the “Merger”). Pacificorp Holdings, Ltd was the surviving entity and adopted the name of the subsidiary, Cannabis Leaf Incorporated.

On March 6, 2018 an Agreement and Plan of Merger (the "Agreement") was made and entered into as of March 6, 2018 by and among Cannabis Leaf Incorporated (“CLI”) and Apotheca. The respective Boards of Directors of CLI and Apotheca determined that it was in the best interest of each company and its respective stockholders to consummate the business combination transaction provided for in the agreement in which Apotheca would merge with and into CLI (the "Merger"), with Apotheca as the surviving entity post-Merger, the respective Boards of Directors of CLI and the Apotheca approved the Agreement, the Merger, and the other transactions contemplated by the Agreement, upon the terms and subject to the conditions set forth in the Agreement in accordance with the Nevada Revised Statutes regarding business combinations or merger ("NRS"), and their respective corporate documents.

On August 2, 2018, Articles of Merger and the Merger Agreement were filed with the Nevada Secretary of State, giving Effect to the Merger and the change of name of our company to Apotheca Biosciences Incorporated.

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States and are expressed in United States (US) dollars. The Company has not produced any revenue from its principal business and is a development stage company. The Company has changed it business from a license holder with Affordable Green LLC of Tacoma WA to a cannabis bioscience company. Additionally, the Company has changed its name as a result of a merger with the Company’s wholly owned subsidiary Apotheca Biosciences, Inc. as a result of this merger Cannabis Leaf adopted the name of the subsidiary. The comparative balance sheet is the balance sheet audited as of April 30, 2018 for Apotheca Private.

NOTE 1 -ORGANIZATION AND BASIS OF PRESENTATION

Cannabis Leaf, Inc. (the "Company") was incorporated in the State of Nevada on October 6, 2014, as Pacificorp Holdings, Ltd. The Company was organized to develop and explore mineral properties in the State of Nevada.

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States and are expressed in United States (US) dollars. The Company has not produced any revenue from its principal business and is an exploration stage company. The Company has changed it business from a mining and exploration company and entered in to an exclusive license agreement with Affordable Green LLC of Tacoma WA. Additionally, the Company has changed its name as a result of a merger with the Company's wholly owned subsidiary Cannabis Leaf, Inc. as a result of this merger Pacificorp adopted the name of the subsidiary. There were no assets purchased or shares exchanged.

Forward Split

On June 26, 2017 FINRA approved a 6 to 1 forward split, all numbers reflected in the Financial Statements account for the forward split and have been retroactively adjusted.